SUBSEQUENT EVENTS (Details Narrative) - Jun. 30, 2015 - USD ($)	Total
Promissory Note
Debt Instrument	$ 150,000
Date of Debt Instrument	Aug. 11, 2015
Debt Instrument, Term	6 months
Debt Instrument, Repayment Description	The loan will be repaid over 126 equal payments of $1,547 over the six month term, payments will equal $195,000 over the six month term. The loan is secured by all assets of the Company.
Landlord
Reimbursements	$ 253,000
Promissory Note Settlement
Date of Default	Jul. 01, 2015
Debt Instrument	$ 200,000
Breakup fee	$ 50,000
Date of Debt Instrument	May 20, 2015